Stock Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stock Incentive Plans [Abstract]
Schedule of stock-based compensation expense
	Three months ended June 30,		Six months ended June 30,
(In thousands)	2014	2015	2014	2015
Research and development	$10	$5	$20	$31
General and administrative	10	112	20	265
Total	$20	$117	$40	$296

	Year Ended December 31,
(In thousands)	2013	2014
Research and development	$53	$48
General and administrative	82	229
Total	$135	$277

Schedule of stock option activity

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	1,084,106	$5.52
Options Issued	232,000	$0.63
Outstanding, June 30, 2015	1,316,106	$4.66
Exercisable, June 30, 2015	293,856	$17.34

	Year Ended December 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46	284,829	$39.46
Issued	-	-	1,039,000	1.07
Forfeited/Expired	-	-	(239,723)	18.02
Outstanding on December 31	284,829	$39.46	1,084,106	$5.52
Exercisable as of December 31	246,559	$45.28	179,106	$28.06

Schedule of summary of additional information on stock options outstanding

	Options Outstanding			Options Exercisable
		Weighted-Average
		Remaining			Weighted
Range of Exercise	Number	Contractual Life	Weighted Average	Number	Average
Prices	Outstanding	(Years)	Exercise Price	Exercisable	Exercise Price
$0.63 - $0.82	252,000	4.50	$0.65	126,000	$0.65
$0.83 - $1.07	1,019,000	8.00	1.07	124,000	1.07
$1.08 - $2.20	2,500	6.19	2.20	1,250	2.20
$2.21 - $50.00	10,500	2.95	47.60	10,500	47.60
$50.01 - $100.00	10,500	2.95	87.60	10,500	87.60
$100.01 - $200.00	16,000	2.95	141.35	16,000	141.35
$200.01 - $526.40	5,606	2.92	213.63	5,606	213.63
Totals	1,316,106	7.16	$4.66	293,856	$17.34
Weighted-Average Exercisable Remaining Contractual Life (Years)					4.16

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.82	20,000	4.80	$0.82	10,000	$0.82
$1.07	1,019,000	8.49	1.07	124,000	1.07
$2.00 - $2.20	2,500	6.70	2.20	2,500	2.20
$11.60 - $50.00	10,500	3.44	47.60	10,500	47.60
$50.00 - $90.80	10,500	3.40	87.60	10,500	87.60
$127.60 - $207.60	21,500	3.40	158.30	21,500	158.30
$420.00 - $588.80	106	2.10	526.40	106	526.40
Totals	1,084,106	8.23	$5.52	179,106	$28.06
	Weighted-Average Exercisable Remaining Contractual Life (Years)				4.44